Note 11 - Stock Option Plans and Warrants (Details Textual) - USD ($)						3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 04, 2017	Feb. 03, 2017	Sep. 12, 2016	Jul. 07, 2016	Jun. 17, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2017	Sep. 30, 2016	Dec. 31, 2014	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2008	May 31, 2007
Allocated Share-based Compensation Expense						$ 315,540	$ 140,474		$ 667,821	$ 436,859
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		15,866							51,083		25,844	586
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 8.25	$ 8.25		$ 9.75	$ 9	$ 55.50	$ 51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						77,608		28,093	77,608		28,093	2,894			2,666
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price						$ 117.03		$ 397.50	$ 117.03		$ 397.50	$ 3,915			$ 4,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									9 years 146 days		9 years 146 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number						31,234		12,367	31,234		12,367
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 254.79		$ 768	$ 254.79		$ 768
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								$ 0			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value								$ 0			$ 0
Class of Warrant or Right, Weighted Warrants Exercisable, Average Remaining Contractual Life											5 years 109 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding						$ 0			$ 0
Share Price						$ 7.50		$ 13.50	$ 7.50		$ 13.50
Class of Warrant or Right, Issued During Period				2,976	10,000
Class of Warrant or Right, Warrant Term				5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 225	$ 375
Class of Warrant or Right, Exercisable Period, from Date of Issuance					180 days
Warrants and Rights Outstanding				$ 240,709	$ 791,290
Class of Warrant or Right, Exchanged During Period			12,977								66,310
Stock Issued During Period, Shares, Exchange of Warrants			680,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding						$ 0		$ 0	$ 0		$ 0
Fair Value Assumptions, Risk Free Interest Rate				0.97%	1.17%
Fair Value Assumptions, Expected Term				5 years	5 years
Fair Value Assumptions, Expected Volatility Rate				78.00%	81.00%
Fair Value Assumptions, Expected Dividend Rate					0.00%
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									167		3,934	134
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									50,583		6,034	155
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											14,777	299
Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,100
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	15,867
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 7,875			$ 7,875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price								7,875			7,875
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								18			18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price								$ 18			$ 18
The 2008 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											1,015
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								319			319
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																1,334		667
The 2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								19,134			19,134			9,094
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								24,074
The 2016 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													33,618
The 2016 Non-employee Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								3,334			3,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											0
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 507,911		$ 843,779	$ 507,911		$ 843,779
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years 109 days		2 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								520			520
Fair Value Assumptions, Expected Dividend Rate									0.00%
Employee Stock Option [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year
Employee Stock Option [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year
Employee Stock Option [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense											$ 1,024,955	$ 1,016,705
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Employee Stock Option [Member] | Maximum [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year
Employee Stock Option [Member] | Maximum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											2 years
Employee Stock Option [Member] | Maximum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Employee Stock Option [Member] | Maximum [Member] | Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											5 years
Employee Stock Option [Member] | Minimum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year
Employee Stock Option [Member] | Minimum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year
Employee Stock Option [Member] | Minimum [Member] | Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											180 days
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											1,183
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,603			1,603
Employee Stock Option [Member] | The 2007 Incentive Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											3,234
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	3,334		1,667
Stock Options [Member] | The 2016 Equity Incentive Plan and 2016 Non-employee Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years